Financial Risk Management - Summary of Capital Management (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of objectives, policies and processes for managing capital [abstract]
Total liabilities	₩ 23,086,282	₩ 18,289,464
Total equity	12,488,281	14,886,246	₩ 14,981,510	₩ 13,462,388
Cash and deposits in banks	3,414,760	2,443,422
Borrowings (including bonds)	₩ 13,480,889	₩ 8,558,777
Total liabilities to equity ratio	185.00%	123.00%
Net borrowings to equity ratio	81.00%	41.00%